Research and development (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about research and development expenses [Table Text Block]
	2017	2016
	$	$

Research and development programs, excluding the below items	22,831	16,084
Salaries, fees and short-term benefits	7,969	6,256
Share-based compensation	2,911	3,192
Amortization of intangible assets	3,860	3,684
Change in fair value of contingent consideration	(1,158)	209
Depreciation of property and equipment	849	604
Tax credits	(127)	(240)
	37,135	29,789